Earnings per share (EPS)	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Earnings per share (EPS)
Earnings per share (EPS)

EPS is the amount of post-tax profit attributable to each ordinary share. Basic EPS is calculated on profit for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Adjusted earnings and EPS, which exclude exceptional items and remeasurements, are provided to reflect the business performance sub-totals used by the Company. We have included reconciliations from this additional EPS measure to earnings for both basic and diluted EPS to provide additional detail for these items. For further details of exceptional items and remeasurements, see note 5.
Following the sale of the UK Gas Distribution business on 31 March 2017, National Grid plc returned £3,171 million of proceeds to shareholders through a special dividend, paid on 2 June 2017. In order to maintain the comparability of the Company’s share price before and after the special dividend, this was preceded by a share consolidation undertaken on 22 May 2017, replacing every 12 existing ordinary shares with 11 new ordinary shares. The weighted average number of ordinary shares outstanding for the year ended 31 March 2018 includes the effect of both the share consolidation and the special dividend from the date that the special dividend was paid. The associated share buyback programme which began on 2 June 2017 completed in March 2018. Purchased shares are held as treasury shares.
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2019	2019	2018¹	2018¹	2017	2017
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,998	59.0	1,915	55.3	2,141	56.9
Exceptional items and remeasurements after tax from continuing operations	(499)	(14.7)	1,633	47.2	(331)	(8.8)
Earnings from continuing operations	1,499	44.3	3,548	102.5	1,810	48.1
Adjusted earnings from discontinued operations	57	1.7	145	4.2	607	16.1
Exceptional items and remeasurements after tax from discontinued operations	(45)	(1.4)	(143)	(4.1)	5,378	142.9
Earnings from discontinued operations	12	0.3	2	0.1	5,985	159.0
Total adjusted earnings	2,055	60.7	2,060	59.5	2,748	73.0
Total exceptional items and remeasurements after tax (including discontinued operations)	(544)	(16.1)	1,490	43.1	5,047	134.1
Total earnings	1,511	44.6	3,550	102.6	7,795	207.1

		2019		2018		2017
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,386		3,461		3,763
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2019	2019	2018¹	2018¹	2017	2017
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,998	58.8	1,915	55.1	2,141	56.7
Exceptional items and remeasurements after tax from continuing operations	(499)	(14.7)	1,633	47.0	(331)	(8.8)
Earnings from continuing operations	1,499	44.1	3,548	102.1	1,810	47.9
Adjusted earnings from discontinued operations	57	1.7	145	4.2	607	16.0
Exceptional items and remeasurements after tax from discontinued operations	(45)	(1.4)	(143)	(4.2)	5,378	142.3
Earnings from discontinued operations	12	0.3	2	0.0	5,985	158.3
Total adjusted earnings	2,055	60.5	2,060	59.3	2,748	72.7
Total exceptional items and remeasurements after tax (including discontinued operations)	(544)	(16.1)	1,490	42.8	5,047	133.5
Total earnings	1,511	44.4	3,550	102.1	7,795	206.2

		2019		2018		2017
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,401		3,476		3,780

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).
8. Earnings per share (EPS) continued
(c) Reconciliation of basic to diluted average number of shares

	2019	2018	2017
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,386	3,461	3,763
Effect of dilutive potential ordinary shares – employee share plans	15	15	17
Weighted average number of ordinary shares – diluted	3,401	3,476	3,780